Defined Benefit Liabilities (Assets) (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Details of defined benefit liabilities (assets)
(1)	Details of defined benefit liabilities (assets) as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Present value of defined benefit obligations	￦	1,038,320	1,035,016
Fair value of plan assets		(1,214,007)	(1,040,286)

Defined benefit assets(*)		(175,748)	(18,427)

Defined benefit liabilities		61	13,157

(*)
Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

Principal actuarial assumptions
(2)	Principal actuarial assumptions as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Discount rate for defined benefit obligations	5.09% ~ 5.71%	2.35 ~ 3.29%
Expected rate of salary increase	2.00% ~ 8.37%	2.00 ~ 5.29%

Cost of benefit plan recognized in profit and loss
(5)	Total cost of benefit plan, which is recognized in profit and loss (included in labor in the statement of income) for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)	For the year ended December 31
	2022		2021(*)
Current service cost	￦	134,847	186,395
Net interest cost		(338)	4,067

	￦	134,509	190,462

(*)	Includes amounts related to discontinued operations.

Details of plan assets
(6)	Details of plan assets as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Equity instruments	￦	17,716	25,083
Debt instruments		174,385	228,534
Short-term financial instruments, etc.		1,021,906	786,669

	￦	1,214,007	1,040,286

Effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range
(7)	As of December 31, 2022, effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range are as follows:

(In millions of won)
	0.5% Increase		0.5% Decrease
Discount rate	￦	(35,826)	38,337
Expected salary increase rate		38,500	(36,315)

Retirement benefit obligation [Member]
Statement [LineItems]
Changes in defined benefit liabilities (assets)
(3)	Changes in defined benefit obligations for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)	For the year ended December 31
	2022		2021(*1)
Beginning balance	￦	1,035,016	1,278,550
Current service cost		134,847	186,395
Interest cost		32,572	28,617
Remeasurement - Demographic assumption		(28,222)	(794)
- Financial assumption		(84,532)	(29,399)
- Adjustment based on experience		2,369	5,773
Business combinations(*2)		29,357	—
Benefit paid		(79,117)	(114,897)
Spin-off		—	(318,476)
Others(*3)		(3,970)	(753)

Ending balance	￦	1,038,320	1,035,016

(*1)	Includes amounts related to discontinued operations.

(*2)	Includes liabilities acquired from the acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation, a subsidiary of the Parent Company.

(*3)	Others include changes of liabilities due to employee’s transfers among affiliates for the years ended December 31, 2022 and 2021.

Plan assets [member]
Statement [LineItems]
Changes in defined benefit liabilities (assets)
(4)	Changes in plan assets for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)	For the year ended December 31
	2022		2021(1*)
Beginning balance	￦	1,040,286	1,127,163
Interest income		32,910	24,550
Remeasurement		(18,622)	(3,798)
Contributions		215,254	152,208
Benefit paid		(83,123)	(100,511)
Business combinations(*2)		26,618	—
Spin-off		—	(157,522)
Others		684	(1,804)

Ending balance	￦	1,214,007	1,040,286

(*1)	Includes amounts related to discontinued operations.

(*2)	Includes assets acquired from the acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation, a subsidiary of the Parent Company.